Note 1 - Basis of Presentation and General Information (Details Textual)	May 30, 2018 shares	Jun. 30, 2026	Jan. 08, 2018
Number of Subsidiaries Contributed by Euroseas			7
The Pittas Family [Member] | Preferred Friends Investment Company, Inc [Member]
Subsidiary, Ownership Percentage, Noncontrolling Owner		47.30%
Preferred Class B [Member]
Stock Issued During Period, Shares, Percentage	50.00%
Common Stock [Member]
Stock Issued During Period, Shares, New Issues	2,254,830